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1933 Act Rule 497(j)
1933 Act File No. 002-73948
1940 Act File No. 811-03258
March 5, 2026
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
DFA Investment Dimensions Group Inc. (the “Registrant”)
File Nos. 002-73948 and 811-03258
Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that: (i) the form of Prospectuses for all series of the Registrant and Statements of Additional Information for all series of the Registrant, other than the ETF Class shares of the Registrant’s U.S. Large Cap Equity Portfolio, U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Growth Portfolio, and U.S. Small Cap Growth Portfolio series of shares, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment Nos. 266/268 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 266/268 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on February 27, 2026.
Please direct any questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

  /s/ Brian Crowell
Brian Crowell